FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities by Categories

		At December 31,
		2023				2022
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	12	202	—	—	202	166	—	—	166
Trade receivables	13	—	—	386	386	—	—	465	465
Other financial assets		—	31	1	32	—	37	2	39
Total		202	31	387	620	166	37	467	670

		At December 31,
		2023				2022
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	19	966	—	—	966	1,191	—	—	1,191
Borrowings	20	1,868	—	—	1,868	2,056	—	—	2,056
Other financial liabilities		—	35	7	42	—	40	15	55
Total		2,834	35	7	2,876	3,247	40	15	3,302

Schedule of Other Financial Assets and Other Financial Liabilities Positions

	At December 31,
	2023			2022
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	1	17	18	2	7	9
Energy derivatives	—	—	—	3	2	5
Other commodity derivatives	—	1	1	—	2	2
Currency commercial derivatives	1	10	11	3	20	23
Currency net debt derivatives	—	2	2	—	—	—
Other financial assets - derivatives	2	30	32	8	31	39

Aluminium and premium derivatives	1	9	10	—	19	19
Energy derivatives	3	9	12	3	7	10
Other commodity derivatives	—	2	2	—	1	1
Currency commercial derivatives	4	14	18	11	14	25
Other financial liabilities - derivatives	8	34	42	14	41	55

Schedule of Derivatives Measured at Fair Value

	At December 31,
	2023				2022
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	17	15	—	32	6	33	—	39
Other financial liabilities - derivatives	7	35	—	42	17	38	—	55